Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of options

The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2013	10,133,506	$0.74
Granted	1,209,172	0.66
Exercised	(146,250)	0.77
Forfeited	-	-
Cancelled	(100,000)	2.45
Expired	-	-
Outstanding as of December 31, 2014	11,096,428	$0.72

Outstanding as of December 31, 2014	11,096,428	$0.72
Granted	678,157	0.25
Exercised	-	-
Forfeited	(162,283)	0.90
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2015	11,612,302	$0.68
Options exercisable as of December 31, 2015	11,387,052	$0.68
Options exercisable and expected to vest as of December 31, 2015	11,612,302	$0.68

Schedule of value of employee stock options by using black schole model

The estimated value of employee stock options granted during the years ended December 31, 2015 and 2014 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2015	2014
Expected volatility	86 – 110%	40 - 86%
Risk-free interest rate	0.89 – 1.21%	0.16 – 0.70%
Expected dividends	0.00%	0.00%
Expected term in years	3 – 5	3 – 5

Schedule of warrants issued

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2013	19,530,441	1.08
Granted	5,305,513	0.86
Exercised	(6,268,628)	1.33
Forfeited	-	-
Cancelled	-	-
Expired	(1,000,000)	1.00
Outstanding as of December 31, 2014	17,567,326	0.93

Outstanding as of December 31, 2014	17,567,326	0.93
Granted	-	-
Exercised	(1,000,000)	0.0001
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding and exercisable as of December 31, 2015	16,567,326	1.02

Schedule of weighted-average estimated fair value of warrants by using black-schole model

The weighted-average estimated fair value of warrants granted as share-based compensation during the years ended December 31, 2015 and 2014 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2015	2014
Expected volatility	-	40 - 86%
Risk-free interest rate	-	0.60 – 0.70%
Expected dividends	-	0.00%
Expected term in years	-	3 – 5